Summary Of Significant Accounting Policies (Restricted Stock And Options To Purchase Shares Of Common Stock Excluded From Calculation Of Diluted Earnings Per Share) (Details) - shares shares in Millions
	12 Months Ended
	May. 31, 2015	May. 25, 2014	May. 26, 2013
Accounting Policies [Abstract]
Anti-dilutive restricted stock and options (shares)	0.1	4.2	2.8